Stock-based Compensation - Assumptions Used for Determining Fair Value of Stock Options Under Black-Scholes Pricing Model (Detail) - $ / shares	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock and exercise prices				$ 5.18
Expected dividend yield		0.00%	0.00%	0.00%
Expected volatility				105.00%
Expected volatility, minimum			90.00%
Expected volatility, maximum			100.00%
Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock and exercise prices		$ 2.01	$ 2.79
Discount rate-bond equivalent yield		1.52%	1.56%	1.38%
Expected life (in years)		5 years 2 months 23 days	5 years	5 years 3 months 4 days
Expected volatility		70.00%
Expected forfeiture rate	0.00%	0.00%	0.00%	0.00%
Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock and exercise prices		$ 3.38	$ 9.11
Discount rate-bond equivalent yield		1.93%	2.06%	1.69%
Expected life (in years)		6 years 29 days	6 years 29 days	6 years 7 days
Expected volatility		100.00%
Expected forfeiture rate	5.00%	4.00%	5.00%	5.00%